Stockholders' Equity - Schedule of Stock by Class (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Par value per share (in EUR)		$ 1	$ 1	$ 1
Total number of authorized shares		1,473,162	1,298,162	1,298,162
Total number of fully paid-in issued shares		1,473,162	1,298,162	1,298,162
Total number of fully paid-in outstanding shares		1,473,162	1,298,162	1,298,162
SEALS Corp
Accumulated Other Comprehensive Income (Loss) [Line Items]
Par value per share (in EUR)	$ 0.01	$ 0.01
Total number of authorized shares	200,000,000	200,000,000
Total number of fully paid-in issued shares	7,501,500	7,501,400
Total number of fully paid-in outstanding shares	7,501,500	7,501,400
Total share capital	$ 150,000,000
SEALS Corp | WISeKey Semiconductors SAS
Accumulated Other Comprehensive Income (Loss) [Line Items]
Par value per share (in EUR)		$ 0.00
Total number of authorized shares		100
Total number of fully paid-in issued shares		100
Total number of fully paid-in outstanding shares		100
Total share capital		$ 149,999,000
SEALS Corp | F Share
Accumulated Other Comprehensive Income (Loss) [Line Items]
Par value per share (in EUR)	$ 0.05	$ 0.05
Share capital (in USD)	$ 74,985
Total number of authorized shares	10,000,000	10,000,000
Total number of fully paid-in issued shares	1,499,700	1,499,700
Total number of fully paid-in outstanding shares	1,499,700	1,499,700
SEALS Corp | F Share | WISeKey Semiconductors SAS
Accumulated Other Comprehensive Income (Loss) [Line Items]
Par value per share (in EUR)	$ 0.05
Share capital (in USD)		$ 74,985
Total number of authorized shares		10,000,000
Total number of fully paid-in issued shares		1,499,700
Total number of fully paid-in outstanding shares		1,499,700
Common Stock | WISeKey Semiconductors SAS
Accumulated Other Comprehensive Income (Loss) [Line Items]
Par value per share (in EUR)		$ 1.00	$ 1.00	$ 1.00
Share capital (in USD)		$ 1,955,441	$ 1,771,732	$ 1,771,732
Total number of authorized shares		1,473,162	1,298,162	1,298,162
Total number of fully paid-in issued shares		1,473,162	1,298,162	1,298,162
Total number of fully paid-in outstanding shares		1,473,162	1,298,162	1,298,162
Common Stock | SEALS Corp
Accumulated Other Comprehensive Income (Loss) [Line Items]
Par value per share (in EUR)	$ 0.01
Share capital (in USD)	$ 75,015
Total number of authorized shares	200,000,000
Total number of fully paid-in issued shares	7,501,500
Total number of fully paid-in outstanding shares	7,501,500
Common Stock | SEALS Corp | WISeKey Semiconductors SAS
Accumulated Other Comprehensive Income (Loss) [Line Items]
Par value per share (in EUR)		$ 0.01
Share capital (in USD)		$ 75,014
Total number of authorized shares		200,000,000
Total number of fully paid-in issued shares		7,501,400
Total number of fully paid-in outstanding shares		7,501,400